Shareholders' Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 23, 2025 USD ($) $ / shares shares	Jun. 07, 2024 USD ($) shares	Jul. 26, 2023 ₪ / shares shares	Apr. 28, 2023 USD ($) shares	Sep. 03, 2019 ₪ / shares shares	May 31, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2025 $ / shares shares	Aug. 24, 2024 $ / shares shares	Jul. 26, 2023 $ / shares
Shareholders Equity [Line Items]
Ordinary shares, par value | (per share)			₪ 0.01		₪ 0.01				₪ 0.01		$ 0.01
Common stock vote							one
Purchase of sale			2,142,858
Aggregate Offering Price (in Dollars) | $		$ 100,000
Percentage of gross proceeds		2.50%
Ordinary shares				45,392
Gross consideration (in Dollars) | $	$ 15,000
Net consideration (in Dollars) | $	$ 14,100
Shares of exercisable					1
Common stock share issued								63,762,001	69,590,228	69,590,228
Ordinary shares reserved									3,141,940	3,141,940
Unrecognized share-based compensation expense (in Dollars) | $							$ 6,028
Average remaining vesting period							1 year 9 months
Employees, officers awards to purchase							316,970
Average exercise price per share (in Dollars per share) | $ / shares										$ 11.54
Stock options term							10 years
Percentage of granted options vested							25.00%
Expense of attributable to RSUs (in Dollars) | $							$ 106
Warrant [Member]
Shareholders Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares												$ 14
Warrants exercise price per share (in Dollars per share) | $ / shares												$ 19
Board of Directors [Member]
Shareholders Equity [Line Items]
Common stock share issued					8,041,936
RSUs [Member]
Shareholders Equity [Line Items]
Restricted stock unit							87,720
Granted employees shares							316,970
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Purchase of sale							1,798,459	5,046,990
Ordinary shares consideration (in Dollars) | $		$ 163
Ordinary Shares [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Ordinary shares purchased			2,100,000
Ordinary Shares [Member] | RSUs [Member]
Shareholders Equity [Line Items]
Shares of option		74,027
Minimum [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Common stock share issued											2,303,894
Maximum [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Common stock share issued											10,345,830
MDWEB LLC [Member]
Shareholders Equity [Line Items]
Ordinary shares						116,226
USARAD Holding Inc. [Member]
Shareholders Equity [Line Items]
Additional ordinary shares issued				255,392
Additional ordinary shares amount issued (in Dollars) | $				$ 1,561
Nanox AI [Member]
Shareholders Equity [Line Items]
Granted employees shares							8,611
Nanox AI [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Ordinary shares purchased			2,142,858
Nanox AI [Member] | RSUs [Member]
Shareholders Equity [Line Items]
Granted employees shares							132,021
Sales Agreement [Member]
Shareholders Equity [Line Items]
Gross consideration value (in Dollars) | $							$ 7,300	$ 38,800
Net consideration value (in Dollars) | $							7,100	37,800
Sales Agreement [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Shares issued (in Dollars) | $							$ 1,798,459,000
Sales Agreement [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Shares issued (in Dollars) | $								$ 5,046,990,000
Purchase Agreements [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.01
Purchase of sale	3,826,530
Purchase price per share (in Dollars per share) | $ / shares	$ 3.92